TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables

	As of December 31,
	2024	2023
Current
Accounts receivable (1)	488,233	408,166
Unbilled revenue	143,042	111,785
Subtotal	631,275	519,951
Less: Allowance for expected credit losses	(26,273)	(20,668)
TOTAL	605,002	499,283

(1)As of December 31, 2023, the Company has 266 as outstanding balances with related parties (see note 24.1).

Schedule of Risk Profile of Trade Receivables
The following tables detail the risk profile of trade receivables based on the Company's provision matrix as of December 31, 2024 and 2023.

December 31, 2024	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	181 - 365	> 365	Risk clients	Total
Expected credit loss rate	0.99%	2.41%	5.22%	7.74%	15.08%	44.96%	100.00%	100.00%
Estimated total gross carrying amount at default	72,828	26,266	10,479	7,377	5,292	9,070	11,766	7,159	150,237
Lifetime ECL	721	633	547	571	798	4,078	11,766	7,159	26,273

December 31, 2023	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	181 - 365	> 365	Risk clients	Total
Expected credit loss rate	0.82%	2.08%	4.81%	9.02%	26.60%	84.13%	100.00%	100.00%
Estimated total gross carrying amount at default	104,024	21,442	7,775	4,856	5,090	5,083	8,283	4,644	161,197
Lifetime ECL	853	446	374	438	1,354	4,276	8,283	4,644	20,668

Schedule of Movement in Allowance for Expected Credit Losses
The following table shows the movement in ECL that has been recognized for trade receivables in accordance with the simplified approach:

	As of December 31,
	2024	2023	2022
Balance at beginning of year	(20,668)	(7,214)	(6,177)
Additions (note 4.2)	(6,970)	(18,808)	(6,364)
Write-off of receivables	1,365	5,354	5,327
Balance at end of year	(26,273)	(20,668)	(7,214)